RIGHT OF USE AND LEASE LIABILITIES - Schedule of Quantitative Information About Right-of-Use Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	R$ 2,941,887	R$ 3,095,969
Additions	22,150	149,115
Write-offs	(86,269)	(56,387)
Impairment		(30,785)
Transfer to asset held for sale	(825,065)
Write-off due to sale of subsidiary	(904,569)
Transfers		874
Translation adjustments	(78,879)	(216,899)
Right of use, Ending	1,050,809	2,941,887
Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	5,170,474	5,195,160
Additions	672,685	1,076,981
Write-offs	(457,859)	(601,242)
Impairment		(30,785)
Transfer to asset held for sale	(1,388,973)
Write-off due to sale of subsidiary	(1,961,856)
Transfers		917
Translation adjustments	(171,394)	(470,557)
Right of use, Ending	1,888,931	5,170,474
Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	(2,228,587)	(2,099,191)
Depreciation Additions	(694,835)	(927,866)
Write-offs	371,590	544,855
Impairment
Transfer to asset held for sale	563,908
Write-off due to sale of subsidiary	1,057,287
Transfers		(43)
Translation adjustments	92,515	253,658
Right of use, Ending	R$ (838,122)	R$ (2,228,587)
Vehicles [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	3 years	3 years
Right of use, Beginning	R$ 164,661	R$ 168,062
Additions	73,708	38,241
Write-offs	(68,871)	(25,734)
Impairment
Transfer to asset held for sale
Write-off due to sale of subsidiary	(1,883)
Transfers
Translation adjustments	(8,446)	(15,908)
Right of use, Ending	159,169	164,661
Vehicles [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	(105,457)	(91,509)
Depreciation Additions	(45,378)	(46,287)
Write-offs	66,122	24,354
Impairment
Transfer to asset held for sale
Write-off due to sale of subsidiary	1,109
Transfers
Translation adjustments	7,117	7,985
Right of use, Ending	(76,487)	(105,457)
Machinery and equipment [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	31,216	33,629
Additions	19,850	13,455
Write-offs	(2,155)	(11,166)
Impairment
Transfer to asset held for sale
Write-off due to sale of subsidiary	(7,515)
Transfers
Translation adjustments	(3,515)	(4,702)
Right of use, Ending	R$ 37,881	R$ 31,216
Machinery and equipment [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	3 years	3 years
Machinery and equipment [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	10 years	10 years
Machinery and equipment [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	R$ (13,787)	R$ (17,133)
Depreciation Additions	(11,535)	(9,986)
Write-offs	1,996	11,166
Impairment
Transfer to asset held for sale
Write-off due to sale of subsidiary	6,120
Transfers
Translation adjustments	3,762	2,166
Right of use, Ending	(13,444)	(13,787)
Buildings [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	1,570,088	1,543,018
Additions	224,800	296,161
Write-offs	(80,185)	(185,967)
Impairment
Transfer to asset held for sale
Write-off due to sale of subsidiary	(160,049)
Transfers		(35,484)
Translation adjustments	(79,839)	(47,640)
Right of use, Ending	R$ 1,500,669	R$ 1,570,088
Buildings [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	3 years	3 years
Buildings [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	10 years	10 years
Buildings [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	R$ (556,655)	R$ (507,045)
Depreciation Additions	(235,874)	(249,796)
Write-offs	61,748	137,349
Impairment
Transfer to asset held for sale
Write-off due to sale of subsidiary	54,968
Transfers		31,917
Translation adjustments	48,061	30,920
Right of use, Ending	R$ (627,752)	R$ (556,655)
IT equipment [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	10 years	10 years
Right of use, Beginning	R$ 29,052	R$ 31,803
Additions	3,891	2,618
Write-offs	(6,299)	(4,151)
Impairment
Transfer to asset held for sale
Write-off due to sale of subsidiary	(1,702)
Transfers
Translation adjustments	146	(1,218)
Right of use, Ending	25,088	29,052
IT equipment [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	(23,957)	(24,410)
Depreciation Additions	(5,645)	(6,608)
Write-offs	6,299	4,345
Impairment
Transfer to asset held for sale
Write-off due to sale of subsidiary	1,028
Transfers
Translation adjustments	3,672	2,716
Right of use, Ending	(18,603)	(23,957)
Retail stores [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	3,361,432	3,417,595
Additions	344,870	712,979
Write-offs	(299,934)	(373,830)
Impairment		(30,785)
Transfer to asset held for sale	(1,388,973)
Write-off due to sale of subsidiary	(1,790,631)
Transfers		36,401
Translation adjustments	(79,770)	(400,928)
Right of use, Ending	R$ 146,994	R$ 3,361,432
Retail stores [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	3 years	3 years
Retail stores [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	10 years	10 years
Retail stores [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	R$ (1,525,308)	R$ (1,458,512)
Depreciation Additions	(390,499)	(611,862)
Write-offs	235,125	367,247
Impairment
Transfer to asset held for sale	563,908
Write-off due to sale of subsidiary	994,062
Transfers		(31,960)
Translation adjustments	31,908	209,779
Right of use, Ending	(90,804)	(1,525,308)
Software [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	13,527
Additions	5,566	13,527
Write-offs
Impairment
Transfer to asset held for sale
Write-off due to sale of subsidiary
Transfers
Translation adjustments	37
Right of use, Ending	R$ 19,130	13,527
Software [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	3 years
Software [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	4 years
Software [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	R$ (3,121)
Depreciation Additions	(5,772)	(3,121)
Write-offs
Impairment
Transfer to asset held for sale
Write-off due to sale of subsidiary
Transfers
Translation adjustments	(61)
Right of use, Ending	R$ (8,954)	R$ (3,121)
Tools and accessories [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	3 years	3 years
Right of use, Beginning	R$ 498	R$ 1,053
Additions
Write-offs	(415)	(394)
Impairment
Transfer to asset held for sale
Write-off due to sale of subsidiary	(76)
Transfers
Translation adjustments	(7)	(161)
Right of use, Ending		498
Tools and accessories [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	(302)	(582)
Depreciation Additions	(132)	(206)
Write-offs	300	394
Impairment
Transfer to asset held for sale
Write-off due to sale of subsidiary
Transfers
Translation adjustments	(1,944)	92
Right of use, Ending	R$ (2,078)	R$ (302)